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SEC FILE NUMBER
CUSIP NUMBER

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check one):	Form 10-K _X_ Form 20-F __ Form 11-K __ Form 10-Q _ Form N-SAR __ Form N-CSR __
For Period Ended: December 31, 2005
Transition Report on Form 10-K
Transition Report on Form 20-F
Transition Report on Form 11-K
Transition Report on Form 10-Q
Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

PDC 2005-A Limited Partnership

Full Name of Registrant

Former Name if Applicable

103 East Main Street

Address of Principal Executive Office (Street and Number)

Bridgeport, WV 26330

City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

X	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

Petroleum Development Corporation, the Managing General Partner (referred to hereafter as the "Managing General Partner") of PDC 2005-A Limited Partnership (the "Registrant" or "we" or "our") has determined that it is unable to file the Form 10-K of the Registrant for the year ended December 31, 2005 by the March 31, 2006 due date or by the April 15, 2006 extension date and, accordingly, the Registrant is not requesting the fifteen-day extension permitted by Rule 12b-25 of the U. S. Securities and Exchange Commission (the "SEC").

Our review of accounting policies and practices

We are not able to file a timely Form 10-K because we have not completed our financial statements for 2005. We are conducting a review of our accounting policies and practices and until that review and analysis can be completed, we will not file our Form 10-K for 2005.  More information regarding the matters discussed in this Form 12b-25 may be found in our Current Reports on Form 8-K we filed with the SEC on November 14, 2005 and August 25, 2005.

This notice and the attached explanation discuss the process and potential timing of our accounting review and financial statement preparation together with certain accounting matters that may significantly impact our results of operations and financial condition.

In August 2005, during the preparation of the Registrant's Quarterly Report on Form 10-Q for the quarter ended June 30, 2005, the Managing General Partner and its independent accounting firm, KPMG LLP, determined that the accounting treatment for derivatives was not consistent with Statement on Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133").  In its subsequent analysis, the Managing General Partner also identified accounting errors related to oil and gas property accounting and related depreciation calculations, and the accounting for asset retirement obligations.  The Registrant found similar accounting errors in its financial statements and thereupon commenced an analysis with its auditors, KPMG, and other specialists to understand the impact these accounting errors would have on its financial statements.

In November 2005, the Managing General Partner reported that the previously filed financial statements of the Registrant for the quarter ended March 31, 2005 should not be relied upon and would be restated to correct errors in the accounting for certain items, and that the accounting errors and practices of the Registrant should be corrected before the Registrant prepared additional financial statements for filing under Form 10-Q.  The Registrant reported this information in its Form 8-K filed on November 14, 2005 and stated that it would undertake to correct its financial statements and file an amended Quarterly Report on Form 10-Q/A for the quarter ended March 31, 2005 as soon as practicable.  The Registrant reported it was unable to prepare and file its Quarterly Reports on Form 10-Q for the quarters ended June 30, 2005 and September 30, 2005 until the restatement of prior financials had been completed.  The Registrant also reported that an estimate could not be made when it would file these reports.

After further analysis, we have concluded the financial statements for the quarter ended March 31, 2005 will not require restatement because the incorrect accounting practices occurred in the quarter of the formation of the Registrant and the impact was not material to the financials and would not make them misleading.  Based on our current assessment, we have scheduled the completion our Form 10-K for the year ended December 31, 2005 and the quarters ended June 30, 2005 and September 30, 2005 for no later than the end of May 2006.  The Managing General Partner of the Registrant is committed to devoting all resources necessary to complete the financial statements as expeditiously as possible.  However, because many of the activities involved in changing and correcting its accounting policies and practices and preparing financials, and having them audited by our independent auditors, KPMG, are sequential in nature, an acceleration of this timeline is difficult.  The Quarterly Reports on Form 10-Q for 2006 will not be filed until after our Form 10-K and Form 10-Qs for 2005 are completed and filed with the SEC.

The Managing General Partner believes that the accounting policies, practices and corrections required to prepare the financials will not result in a change in the Registrant's net cash flows, cash position, or oil and gas reserves.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

                Darwin L. Stump                  304/842-6256

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).  NO

The Registrant has not filed the following periodic reports: Quarterly Reports on Form 10-Q for the periods ended June 30, 2005 and September 30, 2005.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?  YES

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Please see attached explanation.

PDC 2005-A Limited Partnership
______________________________

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 4, 2006	By	/s/ Darwin L. Stump
Darwin L. Stump, Chief Financial Officer of the Managing General Partner

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative.  The name and title of the person signing the form shall be typed or printed beneath the signature.  If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

Explanation Referred to in Part IV, Item (3) of Form 12b-25

We are required by Part IV, Item (3) of Form 12b-25 to provide as part of this filing an explanation regarding whether the results of operations we expect to report for the year ended December 31, 2005 will reflect significant changes from our results of operations for the year ended December 31, 2004.  Because the Registrant was not formed until 2005, a comparison of financial results with that of the previous year cannot be prepared.  Furthermore, because of the correction of accounting policies and practices described below, we are unable to provide a reasonable estimate of our 2005 results of operations. The Managing General Partner believes the corrections of accounting policies and practices will have no impact on the Registrant's net cash flows, cash position, or oil and gas reserves.  Presented below is a discussion of certain accounting matters that may significantly impact the results of operations and partner's equity that we will ultimately report for the year ended December 31, 2005.

Accounting Review

Status of Accounting Review

Following the determination in November 2005 that our accounting policies and practices must be revised, the Registrant is providing an update on its progress made to date in completing the accounting review, as well as a description of the process with respect to resolving accounting issues that have been identified.  We have been engaged in a thorough and comprehensive review of our accounting policies and practices in order to determine whether they were consistent with GAAP and whether the previously filed Form 10-Q for the quarter ended March 31, 2005 must be restated.  Our review process includes identification of potential issues by management of the Managing General Partner, followed by its analysis of and determination on each issue in conjunction with our accounting advisors.  Each issue and determination is then discussed with the Audit Committee of the Board of Directors of the Managing General Partner, and our auditors, KPMG LLP.

The Managing General Partner is a reporting company under the Securities Exchange Act of 1934, and has encountered similar accounting issues to those of the Registrant.  The Managing General Partner has recently completed a restatement of its consolidated financial statements included in Form 10-K/A for the year ended December 31, 2004, and in Form 10-Q/A for the quarter ended March 31, 2005.  The Managing General Partner is in the process of completing its financial statements included in its Form 10-K for the year ended December 31, 2005 and, as part of the year end audit of the financials by KPMG, is continuing to review its 2005 financial statements to determine if they are properly stated in accordance with generally accepted accounting principles.  Since the accounting issues of the Registrant are similar to those encountered by the Managing General Partner which required restatement, it is anticipated that the information obtained, knowledge gained, and process developed by the Managing General Partner will be utilized to the fullest extent possible for correcting accounting methods and practices and in the preparation of the Registrant's financial statements.

At this time, the Managing General Partner has made substantial progress toward completing its review of the accounting policies and practices and financial statements of the Registrant and identifying accounting issues.   The Managing General Partner now believes the financial statements for the quarter ended March 31, 2005 will not require restatement, as the partnership entity was organized during this quarter and the transactions were limited.  The results of the review and the status of the preparation of financials are discussed regularly with the Audit Committee of the Managing General Partner.  Upon completion of the review and preparation of financials, KPMG will conduct an audit of the financials statements as of December 31, 2005.  The financial statements for the quarters ended June 30, 2005 and September 30, 2005 and for the year ended December 31, 2005 will then be filed with SEC.  Our conclusions as to the completeness of our accounting review are subject to further analysis in the course of the completion of KPMG's audit.

Summary of Accounting Issues

The accounting issues identified during the review of accounting policies and practices were in the following three areas:  accounting for derivative instruments; oil and gas property accounting and calculations of depreciation thereon; and accounting for asset retirement obligations related to oil and gas properties.  Except for the incorrect accounting for asset retirement obligations, the errors have previously been identified and disclosed in our Current Reports on Form 8-K as referred to above.

Administrative Expenses

Costs associated with the restatement of the financials of the Managing General Partner and, for the Registrant, the accounting review process significantly increased administrative expenses for the Managing General Partner for the year ended December 31, 2005 and we anticipate that these review-related costs for the Registrant will continue to have a substantial impact on administrative expenses of the Managing General Partner until the review is completed during 2006.  The Managing General Partner has determined it will assume the cost and expenses for the accounting review of the Registrant.  The Registrant will bear only the cost of filing the 2005 Form 10-K and any unfiled Form 10-Q's for 2005.